Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 4,504	£ 3,722
Other taxation and social security	3,219	4,336
Other liabilities	1,177	3,869
Accruals	28,932	10,827
Deferred income	2,411	1,604
Total trade and other payables	£ 40,243	£ 24,358